Directors and senior management (Tables)	12 Months Ended
Dec. 31, 2023
Related Party [Abstract]
Summary of Remuneration of Directors of the Company

	$ million
	2023	2022	2021
Emoluments	12	12	12
Value of released awards under long-term incentive plans	4	7	5
Employer contributions to pension plans	1	1	1

Summary of Directors and Senior Management Expense

	$ million
	2023	2022	2021
Short-term benefits	31	33	27
Retirement benefits	2	2	3
Share-based compensation	17	17	16
Termination and related amounts	7	1	2
Total	57	53	48